Segments	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segments
3.           Segments
The chief operating decision maker (“CODM”) reviews the Group's ongoing underwriting operations across two operating segments: Insurance and Reinsurance. In determining how to allocate resources and assess the performance of the Group's underwriting results, management considers many factors including the nature of the insurance product offered, the risks that are covered and the nature of the client.
•The Insurance segment comprises a specialized portfolio of risks that includes Property, Marine, Asset Backed Finance & Portfolio Credit, Aviation & Aerospace, Political Risk, Violence & Terror, Energy, Cyber, and Other Insurance risks.
•The Reinsurance segment is primarily a residential property catastrophe book, which includes Property and Retro & Whole Account reinsurance.
The Group also has an “Other” category that includes general and administrative expenses and The Fidelis Partnership commissions.
Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 12, Related Party Transactions) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
Prior to the fourth quarter of 2024, we reported our results across three operating segments (Specialty, Bespoke and Reinsurance), organized on the basis of insurance and reinsurance lines of business. In the fourth quarter of 2024, our CODM’s view of the business, how resources are allocated, and how performance is assessed was amended so that the Bespoke segment was incorporated into the Specialty segment, and the Specialty segment was subsequently renamed as the Insurance segment. The results for the three and nine months ended September 30, 2024 have been reclassified to conform to the new structure.
The following tables summarize the Group's segment disclosures:

	Three Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$605.8	$191.7	$—	$797.5
Net premiums written	388.5	115.7	—	504.2
Net premiums earned	456.5	143.3	—	599.8
Losses and loss adjustment expenses	(177.0)	(3.7)	—	(180.7)
Policy acquisition expenses	(137.2)	(42.1)	(87.1)	(266.4)
General and administrative expenses	—	—	(27.2)	(27.2)
Underwriting income	142.3	97.5		125.5
Net investment income				45.9
Net realized and unrealized investment gains				6.2
Net foreign exchange losses				(1.7)
Financing costs				(15.1)
Income before income taxes				160.8
Income tax expense				(30.3)
Net income				$130.5

Losses and loss adjustment expenses incurred - current year	(179.7)	(17.0)		$(196.7)
Losses and loss adjustment expenses incurred - prior accident years	2.7	13.3		16.0
Losses and loss adjustment expenses incurred - total	$(177.0)	$(3.7)		$(180.7)

Underwriting Ratios(1)
Loss ratio - current year	39.4%	11.9%		32.8%
Loss ratio - prior accident years	(0.6%)	(9.3%)		(2.7%)
Loss ratio - total	38.8%	2.6%		30.1%
Policy acquisition expense ratio	30.1%	29.4%		29.9%
Underwriting ratio	68.9%	32.0%		60.0%
The Fidelis Partnership commissions ratio				14.5%
General and administrative expense ratio				4.5%
Combined ratio				79.0%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended September 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$582.5	$159.4	$—	$741.9
Net premiums written	392.8	75.1	—	467.9
Net premiums earned	475.9	158.6	—	634.5
Losses and loss adjustment expenses	(201.7)	(36.1)	—	(237.8)
Policy acquisition expenses	(159.5)	(37.2)	(97.3)	(294.0)
General and administrative expenses	—	—	(22.7)	(22.7)
Underwriting income	114.7	85.3		80.0
Net investment income				52.1
Net realized and unrealized investment losses				(0.5)
Net foreign exchange losses				(4.8)
Financing costs				(8.9)
Income before income taxes				117.9
Income tax expense				(17.3)
Net income				$100.6

Losses and loss adjustment expenses incurred - current year	(198.8)	(49.1)		$(247.9)
Losses and loss adjustment expenses incurred - prior accident years	(2.9)	13.0		10.1
Losses and loss adjustment expenses incurred - total	$(201.7)	$(36.1)		$(237.8)

Underwriting Ratios(1)
Loss ratio - current year	41.8%	31.0%		39.1%
Loss ratio - prior accident years	0.6%	(8.2%)		(1.6%)
Loss ratio - total	42.4%	22.8%		37.5%
Policy acquisition expense ratio	33.5%	23.5%		31.0%
Underwriting ratio	75.9%	46.3%		68.5%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				3.6%
Combined ratio				87.4%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,775.1	$964.3	$—	$3,739.4
Net premiums written	1,743.6	485.9	—	2,229.5
Net premiums earned	1,427.3	313.5	—	1,740.8
Losses and loss adjustment expenses	(750.2)	(156.4)	—	(906.6)
Policy acquisition expenses	(434.3)	(81.9)	(236.1)	(752.3)
General and administrative expenses	—	—	(71.5)	(71.5)
Underwriting income	242.8	75.2		10.4
Net investment income				140.0
Net realized and unrealized investment gains				18.8
Corporate and other expenses				(1.2)
Net foreign exchange losses				(2.2)
Financing costs				(33.1)
Income before income taxes				132.7
Income tax expense				(25.0)
Net income				$107.7

Losses and loss adjustment expenses incurred - current year	(647.0)	(227.2)		$(874.2)
Losses and loss adjustment expenses incurred - prior accident years	(103.2)	70.8		(32.4)
Losses and loss adjustment expenses incurred - total	$(750.2)	$(156.4)		$(906.6)

Underwriting Ratios(1)
Loss ratio - current year	45.4%	72.5%		50.2%
Loss ratio - prior accident years	7.2%	(22.6%)		1.9%
Loss ratio - total	52.6%	49.9%		52.1%
Policy acquisition expense ratio	30.4%	26.1%		29.7%
Underwriting ratio	83.0%	76.0%		81.8%
The Fidelis Partnership commissions ratio				13.6%
General and administrative expense ratio				4.1%
Combined ratio				99.5%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,616.6	$832.8	$—	$3,449.4
Net premiums written	1,525.4	390.5	—	1,915.9
Net premiums earned	1,359.5	264.1	—	1,623.6
Losses and loss adjustment expenses	(621.4)	(21.4)	—	(642.8)
Policy acquisition expenses	(414.1)	(61.1)	(249.0)	(724.2)
General and administrative expenses	—	—	(70.7)	(70.7)
Underwriting income	324.0	181.6		185.9
Net investment income				139.1
Net realized and unrealized investment losses				(16.5)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(4.9)
Financing costs				(26.1)
Income before income taxes				275.9
Income tax expense				(40.4)
Net income				$235.5

Losses and loss adjustment expenses incurred - current year	(718.1)	(70.4)		$(788.5)
Losses and loss adjustment expenses incurred - prior accident years	96.7	49.0		145.7
Losses and loss adjustment expenses incurred - total	$(621.4)	$(21.4)		$(642.8)

Underwriting Ratios(1)
Loss ratio - current year	52.8%	26.7%		48.6%
Loss ratio - prior accident years	(7.1%)	(18.6%)		(9.0%)
Loss ratio - total	45.7%	8.1%		39.6%
Policy acquisition expense ratio	30.5%	23.1%		29.3%
Underwriting ratio	76.2%	31.2%		68.9%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				4.4%
Combined ratio				88.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.